Venezuelan operations (Details) number in Thousands, $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Aug. 20, 2018 / $	Aug. 19, 2018 / $	Jun. 01, 2018 USD ($)	Feb. 05, 2018 / $
Foreign Operations Disclosure [Line Items]
Revenue from Venezuelan operations		$ 78,859	$ 101,477	$ 51,615
Operating income (loss) from Venezuelan operations		(52,054)	$ 6,804	$ (8,608)
Non-monetary assets							$ 20
Venezuela
Foreign Operations Disclosure [Line Items]
Foreign currency exchange rate							600
Impairment of long-lived assets		12,089
NEW DICOM | Venezuela
Foreign Operations Disclosure [Line Items]
Exchange rate at System date change | / $								25,000.00
Foreign currency exchange rate | / $					5,993,000	248,000
Foreign currency exchange loss	$ (6,100)
Write down of inventories	23,000
Net liability	100	100
Non-monetary assets	$ 16,800	$ 16,800